As filed with the Securities and Exchange Commission on March 10, 2023

File Nos. 033-12113

811-05028

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 346	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 494	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code

(888) 877-4626

Douglas P. Dick, Esq. Adam T. Teufel, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Peter G. Strelow Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☒ on March 17, 2023 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485

  If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 346 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 344, which was filed with the Securities and Exchange Commission on December 27, 2022. This Post-Effective Amendment No. 346 is filed solely for the purpose of designating March 17, 2023 as the new effective date of Post-Effective Amendment No. 344. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 346 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 10th day of March, 2023.

PIMCO FUNDS
(Registrant)

By:
Eric D. Johnson*, President

* By:	/s/ ADAM T. TEUFEL
Adam T. Teufel
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
	Trustee	March 10, 2023
Kimberley G. Korinke*
	Trustee	March 10, 2023
George E. Borst*
	Trustee	March 10, 2023
Jennifer H. Dunbar*
	Trustee	March 10, 2023
Kym M. Hubbard*
	Trustee	March 10, 2023
Gary F. Kennedy*
	Trustee	March 10, 2023
Peter B. McCarthy*
	Trustee	March 10, 2023
Ronald C. Parker*
	Trustee	March 10, 2023
Peter G. Strelow*
	President (Principal Executive Officer)	March 10, 2023
Eric D. Johnson*
	Treasurer (Principal Financial and Accounting Officer)	March 10, 2023
Bijal Y. Parikh*

* By:	/s/ ADAM T. TEUFEL
Adam T. Teufel as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 340 to Registration Statement No. 33-12113 on May 26, 2021.